Aug. 31, 2020
CAN SLIM® Tactical Growth Fund
CAN SLIM® Tactical Growth Fund
CAN SLIM® Select Growth Fund
TICKER: CANGX

Supplement dated August 28, 2020 to the
Statutory Prospectus and Statement of Additional Information (“SAI”) dated July 29, 2020

Effective August 31, 2020, the CAN SLIM® Select Growth Fund will change its name to the:

“CAN SLIM® Tactical Growth Fund”

All references in the Prospectus and SAI to the CAN SLIM® Select Growth Fund are deleted and replaced with CAN SLIM® Tactical Growth Fund.

1.The second paragraph in the section entitled “Summary Section - Principal Investment Strategies” on page 3 of the Fund’s Statutory Prospectus is deleted and replaced with the following:

Principal Investment Strategies
In pursuit of its investment strategy, the Fund employs a tactical strategy as it attempts to imitate the CAN SLIM® Select List of stocks published weekly on the Investor's Business Daily website. However, the CAN SLIM® Select List is not an index and the Fund is not an index fund; it does not seek to fully replicate the CAN SLIM® Select List. The CAN SLIM® Select List tracks market-leading stocks that, in general, show strong earnings growth, positive institutional sponsorship and excellent industry strength, as well as solid sales growth, profit margins and return on equity. Stocks that meet these criteria may be drawn from large-, medium- or small-capitalization categories that also must meet minimum price and volume criteria. The Fund's strategy generates high portfolio turnover.
Please retain this Supplement with the Prospectus and the SAI.